Nvest Funds(sm)
WHERE THE BEST MINDS MEET(R)
--------------------------------------------------------------------------------


                                    CDC NVEST

 Stock Funds


                              CDC Nvest Select Fund
                             HARRIS ASSOCIATES, L.P.
                          CDC Nvest Mid Cap Growth Fund
                         LOOMIS, SAYLES & COMPANY, L.P.


[photo]

                                   PROSPECTUS
                                 March 15, 2001



                                  WHAT'S INSIDE

                            GOALS, STRATEGIES & RISKS
                                     PAGE X

                              FUND FEES & EXPENSES
                                     PAGE X

                                 MANAGEMENT TEAM
                                     PAGE X

                                  FUND SERVICES
                                     PAGE X

  The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of their services and for assistance in opening an account, contact your financial representative or call Nvest
                                     Funds.

                                   Nvest Funds

                399 Boylston Street, Boston, Massachusetts 02116
                                  800-225-5478
                               www.nvestfunds.com

TABLE OF CONTENTS



GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
CDC NVEST SELECT FUND
CDC NVEST MID CAP GROWTH FUND


FUND FEES & EXPENSES
--------------------------------------------------------------------------------
FUND FEES & EXPENSES

MORE ABOUT RISK
--------------------------------------------------------------------------------
MORE ABOUT RISK


MANAGEMENT TEAM
--------------------------------------------------------------------------------
MEET THE FUNDS' INVESTMENT ADVISER AND SUBADVISER
MEET THE FUNDS' PORTFOLIO MANAGERS
SUBADVISERS' PAST PERFORMANCE


FUND SERVICES
--------------------------------------------------------------------------------
INVESTING IN THE FUNDS
HOW SALES CHARGES ARE CALCULATED
WAYS TO REDUCE OR ELIMINATE SALES CHARGES
IT'S EASY TO OPEN AN ACCOUNT
BUYING SHARES
SELLING SHARES
SELLING SHARES IN WRITING
EXCHANGING SHARES
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES
HOW FUND SHARES ARE PRICED
DIVIDENDS AND DISTRIBUTIONS
TAX CONSEQUENCES
COMPENSATION TO SECURITIES DEALERS
ADDITIONAL INVESTOR SERVICES
GLOSSARY OF TERMS



IF YOU HAVE QUESTIONS ABOUT ANY OF THE TERMS USED IN THIS PROSPECTUS, PLEASE REFER TO THE "GLOSSARY OF TERMS."

TO LEARN MORE ABOUT THE POSSIBLE RISKS OF INVESTING IN A FUND, PLEASE REFER TO THE SECTION ENTITLED "MORE ABOUT RISK." THIS SECTION DETAILS THE RISKS OF PRACTICES IN WHICH THE FUND MAY ENGAGE. PLEASE READ THIS SECTION CAREFULLY BEFORE YOU INVEST.

FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED.

GOALS, STRATEGIES & RISKS
-------------------------


CDC NVEST SELECT FUND

                                                           ------------------------------------------------------------
                                                                                   FUND FOCUS
                                                           ------------------------------------------------------------
                                                           --------------- -------------- -------------- --------------
                                                                             STABILITY       INCOME         GROWTH
                                                           --------------- -------------- -------------- --------------
                                                           --------------- -------------- -------------- --------------
                                                           HIGH                                                X
                                                           --------------- -------------- -------------- --------------
                                                           --------------- -------------- -------------- --------------
                                                           MOD.
                                                           --------------- -------------- -------------- --------------
                                                           --------------- -------------- -------------- --------------
                                                           LOW                   X              X
                                                           --------------- -------------- -------------- --------------

--------------------------------------------------------------------------------
ADVISER:            Nvest Funds Management, L.P. ("Nvest Management")
SUBADVISER:         Harris Associates, L.P. ("Harris Associates")
MANAGERS:           William C. Nygren, Floyd J. Bellman
CATEGORY            All-Cap Equity


        TICKER SYMBOL:      CLASS A      CLASS B      CLASS C
                            pending      pending      pending


INVESTMENT GOAL
---------------

The Fund seeks long-term capital appreciation.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------


CDC Nvest Select Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it is not limited under the Investment Company Act of 1940 to a percentage of assets that it may invest in any one issuer. The Fund could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio. The Fund will normally invest in companies with mid-to-large capitalizations.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve their investment objectives.


The Fund may:

Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

PRINCIPAL INVESTMENT RISKS
--------------------------


EQUITY SECURITIES: Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurance may have a greater adverse impact on the Fund's net asset value.

PERFORMANCE
-----------
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

CDC NVEST MID CAP GROWTH FUND


                                                           ------------------------------------------------------------
                                                                                   FUND FOCUS
                                                           ------------------------------------------------------------
                                                           --------------- -------------- -------------- --------------
                                                                             STABILITY       INCOME         GROWTH
                                                           --------------- -------------- -------------- --------------
                                                           --------------- -------------- -------------- --------------
                                                           HIGH                                                X
                                                           --------------- -------------- -------------- --------------
                                                           --------------- -------------- -------------- --------------
                                                           MOD.
                                                           --------------- -------------- -------------- --------------
                                                           --------------- -------------- -------------- --------------
                                                           LOW                   X              X
                                                           --------------- -------------- -------------- --------------


ADVISER:            Nvest Funds Management, L.P. ("Nvest Management")
SUBADVISOR:         Loomis, Sayles & Company, L.P. ("Loomis Sayles")
MANAGERS:           Christopher R. Ely, David L. Smith and Philip C. Fine
CATEGORY            All-Cap Equity


        TICKER SYMBOL:      CLASS A      CLASS B      CLASS C
                            pending      pending      pending


INVESTMENT GOAL
---------------

The Fund seeks long-term capital growth from investments in common stocks or their equivalent.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

Under normal market conditions, the Fund invests primarily in common stocks or other equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index. However, the Fund is not limited to these companies and may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that the portfolio managers believe have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income.

The Fund may:

Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities.


Engage in foreign currency hedging transactions and securities lending. The Fund may also invest in real estate investment trusts ("REITs"), initial public offerings ("IPOs") and Rule 144A securities.

Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.


Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

PRINCIPAL INVESTMENT RISKS
--------------------------


EQUITY SECURITIES: Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Rule 144A securities may be more illiquid than other equity securities. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in increased tax liability to shareholders.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

PERFORMANCE
-----------
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

FUND FEES & EXPENSES
--------------------

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
----------------

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------- --------------- -------------- ---------------
                                                               CLASS A         CLASS B        CLASS C
----------------------------------------------------------- --------------- -------------- ---------------
----------------------------------------------------------- --------------- -------------- ---------------
Maximum sales charge (load) imposed on purchases (as a
         percentage of offering price)(1)(2)                    5.75%           None          1.00%(4)
----------------------------------------------------------- --------------- -------------- ---------------
----------------------------------------------------------- --------------- -------------- ---------------
Maximum deferred sales charge (load) (as a percentage of
         original purchase price or redemption proceeds,
         as applicable)(2)                                       (3)            5.00%          1.00%
----------------------------------------------------------- --------------- -------------- ---------------
----------------------------------------------------------- --------------- -------------- ---------------
Redemption fees                                                 None*           None*          None*
----------------------------------------------------------- --------------- -------------- ---------------



(1) A reduced sales charge on Class A and Class C shares applies in some cases. See "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."
(2)  Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "How Sales Charges Are Calculated" within the section entitled "Fund Services."
(4) Accounts established in other Nvest Funds prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.


*Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
------------------------------

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



------------------------------------------------------ -------------------------------------
                                                              CDC NVEST SELECT FUND
------------------------------------------------------ -------------------------------------
------------------------------------------------------ ----------- ------------ ------------
                                                        CLASS A      CLASS B      CLASS C
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Management fees                                          1.00%        1.00%        1.00%
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Distribution and/or service (12b-1) fees                 0.25%        1.00%*       1.00%*
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Other expenses**                                         0.54%        0.54%        0.54%
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Total annual fund operating expenses                     1.79%        2.54%        2.54%
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Fee waiver and/or expense reimbursement***               0.09%        0.09%        0.09%
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Net expenses                                             1.70%        2.45%        2.45%
------------------------------------------------------ ----------- ------------ ------------


------------------------------------------------------ -------------------------------------
                                                          CDC NVEST MID CAP GROWTH FUND
------------------------------------------------------ -------------------------------------
------------------------------------------------------ ----------- ------------ ------------
                                                        CLASS A      CLASS B      CLASS C
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Management fees                                        0.95%       0.95%        0.95%
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Distribution and/or service (12b-1) fees               0.25%       1.00%*       1.00%*
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Other expenses**                                       0.53%       0.53%        0.53%
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Total annual fund operating expenses                   1.73%       2.48%        2.48%
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Fee Waiver and/or expense reimbursement***             0.03%       0.03%        0.03%
------------------------------------------------------ ----------- ------------ ------------
------------------------------------------------------ ----------- ------------ ------------
Net expenses                                           1.70%       2.45%        2.45%
------------------------------------------------------ ----------- ------------ ------------


* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

**   Other expenses are based on estimated amounts for the current fiscal year.

*** Nvest Management has given binding undertakings to the Funds to limit the amount of each Fund's total annual fund operating expenses to 1.70%, 2.45% and 2.45% of such Fund's average daily net assets for Class A, B and C shares, respectively. These undertakings are in effect until May 1, 2002 and will be reevaluated on an annual basis.


EXAMPLE
-------

This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

You invest $10,000 in a Fund for the time periods indicated;

Your investment has a 5% return each year; and

A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


------------ ------------------------------------------
                       CDC NVEST SELECT FUND
------------ ------------------------------------------
------------ ------- ----------------- ----------------
             CLASS        CLASS             CLASS
                A           B                 C
------------ ------- ----------------- ----------------
------------ ------- -------- -------- -------- -------
                       (1)      (2)      (1)     (2)
------------ ------- -------- -------- -------- -------
------------ ------- -------- -------- -------- -------
1 year       $738    $748     $248     $446     $346
------------ ------- -------- -------- -------- -------
------------ ------- -------- -------- -------- -------
3 years      $1,098  $1,082   $782     $874     $874
------------ ------- -------- -------- -------- -------


------------ ------------------------------------------
                   CDC NVEST MID CAP GROWTH FUND
------------ ------------------------------------------
-------------------------------------------------------
             CLASS   CLASS    CLASS    CLASS   CLASS
               A       B        B        C        C
-------------------------------------------------------
-------------------------------------------------------
                      (1)      (2)      (1)     (2)
-------------------------------------------------------
-------------------------------------------------------
1 year         $738     $748     $248    $446     $346
-------------------------------------------------------
-------------------------------------------------------
3 years      $1,086   $1,070     $770    $862     $862
-------------------------------------------------------

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
* The examples are based on the Net Expenses shown above for the 1 year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

MORE ABOUT RISK




THE FUNDS HAVE PRINCIPAL INVESTMENT STRATEGIES THAT COME WITH INHERENT RISKS. THE FOLLOWING IS A LIST OF RISKS TO WHICH EACH FUND MAY BE SUBJECT BY INVESTING IN VARIOUS TYPES OF SECURITIES OR ENGAGING IN VARIOUS PRACTICES.


CORRELATION RISK (Mid Cap Growth Fund)The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

CREDIT RISK (Both Funds)The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (Both Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EURO CONVERSION RISK (Mid Cap Growth Fund)Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

INFORMATION RISK (Both Funds)The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

INTEREST RATE RISK (Both Funds)The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

LEVERAGE RISK (Mid Cap Growth Fund)The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

LIQUIDITY RISK (Mid Cap Growth Fund)The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

MANAGEMENT RISK (Both Funds)The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

MARKET RISK (Both Funds)The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

OPPORTUNITY RISK (Both Funds)The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

POLITICAL RISK (Both Funds)The risk of losses directly attributable to government or political actions.

VALUATION RISK (Both Funds)The risk that a Fund has valued certain securities at a higher price than it can sell them for.

MANAGEMENT TEAM
---------------
MEET THE FUNDS' INVESTMENT ADVISER AND SUBADVISERS


THE NVEST FUNDS FAMILY INCLUDES 28 MUTUAL FUNDS WITH A TOTAL OF APPROXIMATELY $7 BILLION IN ASSETS UNDER MANAGEMENT AS OF DECEMBER 31, 2000. NVEST FUNDS ARE DISTRIBUTED THROUGH NVEST FUNDS DISTRIBUTOR, L.P. (THE "DISTRIBUTOR"). THIS PROSPECTUS COVERS CDC NVEST SELECT FUND AND CDC NVEST MID CAP GROWTH FUND (THE "FUND" OR EACH A "FUND"), WHICH ALONG WITH THE OTHER NVEST STOCK FUNDS, NVEST BOND FUNDS, NVEST STAR FUNDS, KOBRICK FUNDS, NVEST AEW REAL ESTATE FUND, AND NVEST TAX-FREE INCOME FUNDS, CONSTITUTE THE "NVEST FUNDS." NVEST CASH MANAGEMENT TRUST MONEY MARKET SERIES AND NVEST TAX EXEMPT MONEY MARKET TRUST CONSTITUTE THE "MONEY MARKET FUNDS."

NVEST FUNDS MANAGEMENT, L.P.
----------------------------

NVEST MANAGEMENT, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Fund. Nvest Management is a subsidiary of CDC IXIS Asset Management - North America, L.P. ("CDC IXIS Asset Management - North America") (formerly Nvest Companies, L.P.) which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, CDC IXIS Asset Management - North America's 18 principal subsidiary or affiliated asset management firms, collectively had more than $132 billion in assets under management. Nvest Management oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. Nvest Management does not determine what investments will be purchased by the Funds. The subadvisers listed below make the investment decisions for the Fund.

The Funds pay combined advisory and subadvisory fees at an annual rate of 1.00% of the first $1 billion of the average daily net assets of Select Fund and 0.95% of such assets in excess of $1 billion, and 0.95% of the first $1 billion of the average daily net assets of Mid Cap Growth Fund and 0.825% of such assets in excess of $1 billion.

SUBADVISERS
-----------

HARRIS ASSOCIATES, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to SELECT FUND. Harris Associates, a subsidiary of CDC IXIS Asset Management - North America, manages over $12 billion in assets as of December 31, 2000, and, together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to MID CAP GROWTH FUND. Loomis Sayles is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $66 billion in assets under management as of December 31, 2000. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

SUBADVISORY AGREEMENTS
----------------------

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
----------------

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management - North America, Nvest Management, Loomis Sayles or Harris Associates. In placing trades, Loomis Sayles or Harris Associates will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

MANAGEMENT TEAM
---------------
MEET THE FUNDS' PORTFOLIO MANAGERS

SELECT FUND

WILLIAM C. NYGREN

William C. Nygren has co-managed the Fund since inception on March 15, 2001. Mr. Nygren, C.F.A., joined Harris Associates as an analyst in 1983 and was Director of Research for Harris Associates from September 1990 to March 1998. Since November 1, 1996 he has also been a portfolio manager of the Oakmark Select Fund. Prior to joining Harris Associates, Mr. Nygren was an analyst with Northwestern Mutual Life Insurance Company. He holds an M.S. in Finance from the University of Wisconsin and a B.S. in Accounting from the University of Minnesota. He has 19 years of investment management experience.


FLOYD J. BELLMAN

Floyd J. Bellman has co-managed the Fund since inception. Mr. Bellman, C.F.A., joined the firm in 1995 as a portfolio manager. He manages both equity and balanced accounts for individuals and institutions and serves as Vice President of the Investment Advisory Department. Since February 2000, he has also assisted in managing the Harris Associates segment of Star Value Fund. Prior to joining Harris Associates, Mr. Bellman was a Vice President and Chairman of the Personal Trust and Asset Management Committee at Harris Trust and Savings Bank (1987-1995); an Investment Officer at 1st Source Bank (1984-1987); and an Investment Officer at First Bank Milwaukee N.A. (1980-1984). He holds a BBA in Finance from the University of Wisconsin-Whitewater. He has 20 years of investment experience.



MID CAP GROWTH FUND

CHRISTOPHER R. ELY

Christopher R. Ely has co-managed the Fund since its inception on March 15, 2001. Mr. Ely, Vice President of Loomis Sayles and of Loomis Sayles Funds, joined the firm in 1996. He also co-manages the Loomis Sayles Small Cap Growth Fund. Prior to 1996, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 22 years of investment management experience.

PHILIP C. FINE

Dr. Philip C. Fine has co-managed the Fund since its inception. Dr. Fine, Vice President of Loomis Sayles and of Loomis Sayles Funds, joined the firm in 1996. He also co-manages the Loomis Sayles Small Cap Growth Fund. Prior to 1996, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 12 years of investment management experience.

DAVID L. SMITH

David L. Smith has co-managed the Fund since its inception. Mr. Smith, Vice President of Loomis Sayles and of Loomis Sayles Funds, joined the firm in 1996. He also co-manages the Loomis Sayles Small Cap Growth Fund. Prior to 1996, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 17 years of investment management experience.

SUBADVISERS' PAST PERFORMANCE
-----------------------------

SUBADVISER - HARRIS ASSOCIATES

The returns shown below represent the returns derived from performance data furnished by Harris Associates relating to a mutual fund and a group of private accounts advised by Harris Associates (together, the "Harris Select Accounts"), with substantially similar investment objectives, strategies and policies as CDC Nvest Select Fund.

The Harris Select Accounts, and in particular, the private accounts, have not been subject to the same types of expense to which CDC Nvest Select Fund is subject. In addition, the private accounts have not been subject to the diversification requirements, investment limitations and other restrictions to which CDC Nvest Select Fund is subject under the Investment Company Act and the Internal Revenue Code. The Harris Select Accounts' performance results may have been less favorable had they been subject to these expenses or restrictions or, in the case of the Harris Associates Private Accounts, to other restrictions applicable to investment companies under relevant laws. In addition, CDC Nvest Select Fund may be subject to more frequent inflows and outflows of assets than the Harris Select Accounts, which may negatively impact performance. THE INFORMATION REGARDING THE PERFORMANCE OF THE HARRIS SELECT ACCOUNTS DOES NOT REPRESENT CDC NVEST SELECT FUND'S PERFORMANCE. SUCH INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF THE FUTURE PERFORMANCE OF CDC NVEST SELECT FUND. CDC NVEST SELECT FUND IS NEWLY ORGANIZED AND HAS NO PERFORMANCE RECORD OF ITS OWN.

The table below shows the average annual total returns for the Harris Associates Private Accounts and the Oakmark Select Fund since their inception. The Harris Select Accounts are also compared against the S&P 500 Index, the Morningstar Mid Cap Value Average and the Lipper Multicap Value Average. The past performance data for the Harris Select Accounts has been adjusted to reflect the management fees and other expenses actually paid by the Harris Select Accounts and assumes the reinvestment of all dividends and distributions. THE FEES AND EXPENSES PAID BY CDC NVEST SELECT FUND WILL BE HIGHER THAN THE FEES AND EXPENSES PAID BY THE CORRESPONDING HARRIS SELECT ACCOUNTS. THE PERFORMANCE OF THE HARRIS SELECT ACCOUNTS WOULD HAVE BEEN LOWER THAN THAT SHOWN BELOW IF THEY HAD BEEN SUBJECT TO THE FEES AND EXPENSES OF CDC NVEST SELECT FUND.

AVERAGE ANNUAL TOTAL RETURNS (1)
For the period ending December 31, 2000


                                                 1 Year                  5 Years                Since Inception
Harris Associates Private Accounts               8.86%                   18.32%                 20.06%(2)
S&P 500 Index                                   -9.10%                   18.31%                 17.46%(2)
Morningstar Mid Cap Value Average                16.82%                  14.77%                 16.21%(2)
LIPPER MULTICAP VALUE AVERAGE                    8.86%                   3.71%                  15.12%(2)
-----------------------------                    -----                   -----                  ---------

Oakmark Select Fund                              25.81%                  n/a                    29.76%(3)
S&P 500 Index                                   -9.10%                   n/a                    17.93%(3)
Morningstar Mid Cap Value Average                16.82%                  14.77%                 14.62%(3)
Lipper Multicap Value Average                    8.86%                   13.71%                 13.13%(3)


(1) Average Annual Total Returns: The Harris Select Accounts consist of all client accounts whose portfolios are managed using investment policies and strategies substantially similar to those that will be used to manage CDC Nvest Select Fund. The S&P 500 Index is a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Harris Select Accounts' performance to a broad-based market index. The Morningstar Mid Cap Value and Lipper Multicap Value Averages are each an average of the total returns of all mutual funds with an investment style similar to that of the CDC Nvest Select Fund as calculated by Morningstar, Inc. and Lipper, Inc. These comparative indices' returns have been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments but do not reflect any sales charges.

(2)  As of inception of the Harris Associates Private Accounts, January 1, 1991.

(3)  As of inception of the Oakmark Select Fund, November 1, 1996.

SUBADVISER - LOOMIS SAYLES

The returns shown below represent the returns derived from performance data furnished by Loomis Sayles relating to a mutual fund and a group of private accounts advised by Loomis Sayles (together, the "Loomis Mid Cap Accounts"), with substantially similar investment objectives, strategies and policies as CDC Nvest Mid Cap Growth Fund.

The Loomis Mid Cap Accounts, and in particular, the private accounts, have not been subject to the same types of expense to which CDC Nvest Mid Cap Growth Fund is subject. In addition, the private accounts have not been subject to the diversification requirements, investment limitations and other restrictions to which CDC Nvest Mid Cap Growth Fund is subject under the Investment Company Act and the Internal Revenue Code. The Loomis Mid Cap Accounts' performance results may have been less favorable had they been subject to these expenses or restrictions or, in the case of the Loomis Sayles Private Accounts, to other restrictions applicable to investment companies under relevant laws. In addition, CDC Nvest Mid Cap Growth Fund may be subject to more frequent inflows and outflows of assets than the Loomis Mid Cap Accounts, which may negatively impact performance. THE INFORMATION REGARDING THE PERFORMANCE OF THE LOOMIS MID CAP ACCOUNTS DOES NOT REPRESENT CDC NVEST MID CAP GROWTH FUND'S PERFORMANCE. SUCH INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF THE FUTURE PERFORMANCE OF CDC NVEST MID CAP GROWTH FUND. CDC NVEST MID CAP GROWTH FUND IS NEWLY ORGANIZED AND HAS NO PERFORMANCE RECORD OF ITS OWN.

The table below shows the average annual total returns for the Loomis Sayles Private Accounts and the Loomis Sayles Aggressive Growth Fund since their inception. The Loomis Mid Cap Accounts are also compared against the Russell Midcap Growth Index, the Morningstar Mid Growth Average and the Lipper Multi-Cap Growth Average. The past performance data for the Loomis Mid Cap Accounts has been adjusted to reflect the management fees and other expenses actually paid by the Loomis Mid Cap Accounts and assumes the reinvestment of all dividends and distributions. THE FEES AND EXPENSES PAID BY CDC NVEST MID CAP GROWTH FUND WILL BE HIGHER THAN THE FEES AND EXPENSES PAID BY THE CORRESPONDING LOOMIS MID CAP ACCOUNTS. THE PERFORMANCE OF THE LOOMIS MID CAP ACCOUNTS WOULD HAVE BEEN LOWER THAN THAT SHOWN BELOW IF THEY HAD BEEN SUBJECT TO THE FEES AND EXPENSES OF CDC NVEST MID CAP GROWTH FUND.


AVERAGE ANNUAL TOTAL RETURN (1)
For the period ending December 31, 2000
                                               1 Year          Since Inception
Loomis Sayles Private Accounts                   n/a              -24.07%(2)
Russell Mid Cap Growth Index                     n/a              -27.14%(2)
Morningstar Mid Growth Average                   n/a              -20.97%(2)
LIPPER MULTI-CAP GROWTH AVERAGE                  N/A              -22.48%(2)
-------------------------------                  ---              ----------

Loomis Sayles Aggressive Growth Fund           -5.59%              40.01%(3)
(Institutional Class Shares)
Russell Midcap Growth Index                    -11.75%             17.87%(3)
Morningstar Mid Growth Average                  -6.90%             20.40%(3)
Lipper Multi-Cap Growth Average                -11.10%             19.99%(3)

(1) Average Annual Total Returns: The Loomis Mid Cap Accounts consist of all client accounts whose portfolios are managed using investment policies and strategies substantially similar to those that will be used to manage CDC Nvest Mid Cap Growth Fund. The Russell Midcap Growth Index is a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Loomis Mid Cap Accounts' performance to a broad-based market index. The Morningstar Mid Growth and Lipper Multi-Cap Growth Averages are each an average of the total returns of all mutual funds with an investment style similar to that of the CDC Nvest Mid Cap Growth Fund as calculated by Morningstar, Inc. and Lipper, Inc. These comparative indices' returns have been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments but do not reflect any sales charges.
(2)As of inception of the Loomis Sayles Private Accounts, March 31, 2000.
(3)As of inception of Loomis Sayles Aggressive Growth Fund, December 31, 1996.

FUND SERVICES
-------------
INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS
----------------------

Each Fund offers Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES
--------------

You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES
--------------

You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

You pay higher annual expenses than Class A shares.

You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges Are Calculated."

Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

We will not accept an order for $1 million or more of Class B shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES
--------------

You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See section entitled "Ways to Reduce or Eliminate Sales Charges."

You pay higher annual expenses than Class A shares.

You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than shareholders of other classes.

We will not accept an order for $1 million or more of Class C shares. You may, however, purchase $1 million or more of Class A shares, which will have no sales charge as well as lower annual expenses. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For expenses associated with Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES
------------

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

FUND SERVICES
-------------
HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES
--------------

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.


-------------------------------------------------------------------------------------------
                                                 CLASS A SALES CHARGES
       YOUR INVESTMENT          AS A % OF OFFERING PRICE      AS A % OF YOUR INVESTMENT
-------------------------------------------------------------------------------------------
Less than         $  50,000   5.75%                        6.10%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
$  50,000     -   $  99,999   4.50%                        4.71%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
$ 100,000    -    $249,999    3.50%                        3.63%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
$ 250,000    -    $499,999    2.50%                        2.56%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
$ 500,000    -    $999,999    2.00%                        2.04%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
$1,000,000 or more*           0.00%                        0.00%
-------------------------------------------------------------------------------------------


*For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge ("CDSC") of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

CLASS B SHARES
--------------

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a contingent deferred sales charge on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

-----------------------------------------------------------
        CLASS B CONTINGENT DEFERRED SALES CHARGES
-----------------------------------------------------------
-------------------------- --------------------------------
   YEAR SINCE PURCHASE        CDSC ON SHARES BEING SOLD
-------------------------- --------------------------------
-------------------------- --------------------------------
1st                        5.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
2nd                        4.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
3rd                        3.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
4th                        3.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
5th                        2.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
6th                        1.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
Thereafter                 0.00%
-------------------------- --------------------------------

CLASS C SHARES
--------------

The offering price of Class C shares is their net asset value plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.

-----------------------------------------------------------
        CLASS C CONTINGENT DEFERRED SALES CHARGES
-----------------------------------------------------------
-------------------------- --------------------------------
   YEAR SINCE PURCHASE        CDSC ON SHARES BEING SOLD
-------------------------- --------------------------------
-------------------------- --------------------------------
1st                        1.00%
-------------------------- --------------------------------
-------------------------- --------------------------------
Thereafter                 0.00%
-------------------------- --------------------------------


Accounts established in other Nvest Funds prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.


HOW THE CDSC IS APPLIED TO YOUR SHARES
--------------------------------------

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

is calculated based on the number of shares you are selling;

is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

increases in net asset value above the purchase price; or

shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

EXCHANGES INTO SHARES OF THE MONEY MARKET FUNDS
-----------------------------------------------

If you exchange shares of a Fund into shares of a Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

FUND SERVICES
-------------
WAYS TO REDUCE OR ELIMINATE SALES CHARGES

CLASS A OR C SHARES
-------------------

REDUCING SALES CHARGES

There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:

LETTER OF INTENT -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.

COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

Fund Trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);

Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

Investments of $25,000 or more in Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

REPURCHASING FUND SHARES

You may apply proceeds from redeeming Class A or Class C shares of the Funds (WITHOUT PAYING A FRONT-END SALES CHARGE) to repurchase Class A or Class C shares, respectively, of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES
----------------------

ELIMINATING THE CDSC

As long as the Distributor is notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

to make payments through a systematic withdrawal plan; or

due to shareholder death or disability.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE ELIMINATION OR REDUCTION, CONTACT YOUR FINANCIAL REPRESENTATIVE OR NVEST FUNDS.CHECK THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") FOR DETAILS.

FUND SERVICES
IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.   Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


                                                                           MINIMUM TO OPEN AN
                                                   MINIMUM TO OPEN AN         ACCOUNT USING        MINIMUM FOR EXISTING
                TYPE OF ACCOUNT                         ACCOUNT            INVESTMENT BUILDER            ACCOUNTS
Any account other than those listed below                $2,500                   $100                     $100
Accounts registered under the Uniform Gifts to
Minors Act ("UGMA") or the Uniform Transfers             $2,500                   $100                     $100
to Minors Act ("UTMA")
Individual Retirement Accounts ("IRAs")                   $500                    $100                     $100
Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh               $250                    $100                     $100
plans
Payroll Deduction Investment Programs for
SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and                   $25                      N/A                     $25
certain other retirement plans


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.   Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
---------------------------

Buying or selling shares is easy with the services described below:

NVEST FUNDS PERSONAL ACCESS LINE(R)
-----------------------------------

800-225-5478, PRESS 1

NVEST FUNDS WEB SITE
--------------------

WWW.NVESTFUNDS.COM

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

review your account balance, recent transactions, Fund prices and recent performance;

order duplicate account statements; and

obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.


FUND SERVICES
BUYING SHARES

                                                   OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT DEALER
                                         o        Call your investment dealer     o        Call your investment dealer
                                                  for information.                         for information.
-----------------------------------------------------------------------------------------------------------------------------
BY MAIL
                                         o        Make out a check in U.S.        o        Make out a check in U.S.
                                                  dollars for the investment               dollars for the investment
                                                  amount, payable to " Nvest               amount, payable to " Nvest
                                                  Funds."  Third party checks and          Funds."  Third party checks and
                                                  "starter" checks will not be             "starter" checks will not be
                                                  accepted.                                accepted.
                                         o        Mail the check with your        o        Fill out the detachable
[envelope icon]                                   completed application to Nvest           investment slip from an account
                                                  Funds, P.O. Box 8551, Boston,            statement.  If no slip is
                                                  MA  02266-8551                           available, include with the
                                                                                           check a letter specifying the
                                                                                           Fund name, your class of shares,
                                                                                           your account number and the registered
                                                                                           account name(s). To make investing even
                                                                                           easier, you can order more investment
                                                                                           slips by calling 800-225-5478.
-----------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE

                                         o        The exchange must be for a      o        The exchange must be for a
                                                  minimum of $1,000 or for all of          minimum of $1,000 or for all of
                                                  your shares.                             your shares.

                                         o        Obtain a current prospectus     o        Call your investment dealer
[exchange icon]                                   for the Fund into which you are          or  Nvest Funds at 800-225-5478
                                                  exchanging by calling your               or visit www.nvestfunds.com to
                                                  investment dealer or  Nvest              request an exchange.
                                                  Funds at 800-225-5478.
                                         o        Call your investment dealer     o        See the section entitled
                                                  or  Nvest Funds to request an            "Exchanging Shares" for more
                                                  exchange.                                details.
                                         o        See the section entitled
                                                  "Exchanging Shares" for more
                                                  details.
-----------------------------------------------------------------------------------------------------------------------------
BY WIRE
                                         o        Call  Nvest Funds at            o        Visit www.nvestfunds.com to
                                                  800-225-5478 to obtain an                add shares to your account by
                                                  account number and wire transfer         wire.
                                                  instructions.  Your bank may
                                                  charge you for such a transfer.

                                       25

                                                                                  o        Instruct your bank to
[wire icon]                                                                                transfer funds to State Street Bank
                                                                                           & Trust Company, ABA# 011000028, and
                                                                                           DDA # 99011538.
                                                                                  o        Specify the Fund name, your class of
                                                                                           shares, your account number and the
                                                                                           registered account name(s).  Your bank
                                                                                           may charge you for such a transfer.
-----------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
                                         o        Indicate on your application    o        Please call Nvest Funds at
                                                  that you would like to begin an          800-225-5478 for a Service
                                                  automatic investment plan                Options Form.  A signature
                                                  through Investment Builder and           guarantee may be required to
                                                  the amount of the monthly                add this privilege.
                                                  investment ($100 minimum).
                                         o        Send a check marked "Void"      o        See the section entitled
[builder icon]                                    or a deposit slip from your bank         "Additional Investor Services".
                                                  account along with your
                                                  application.
-----------------------------------------------------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE ("ACH")
                                         o        Ask your bank or credit         o        Call  Nvest Funds at
                                                  union whether it is a member of          800-225-5478 or visit
                                                  the ACH system.                          www.nvestfunds.com to add
                                                                                           shares to your account through
                                                                                           ACH.
                                         o        Complete the "Telephone         o        If you have not signed up
[ACH icon]                                        Withdrawal and Exchange" and             for the ACH system, please call
                                                  "Bank Information" sections on           Nvest Funds for a Service
                                                  your account application.                Options Form.  A signature
                                                                                           guarantee may be required to
                                                                                           add this privilege.
                                         o        Mail your completed application to
                                                  Nvest Funds, P.O. Box 8551,
                                                  Boston, MA 02266-8551.




FUND SERVICES
-------------
SELLING SHARES
                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

--------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT DEALER
                                       o    Call your investment dealer for
                                            information.
--------------------------------------------------------------------------------
BY MAIL
                                       o    Write a letter to request a
                                            redemption specifying the name of
                                            your Fund, your class of shares,
                                            your account number, the exact
                                            registered account name(s), the
                                            number of shares or the dollar
                                            amount to be redeemed and the method
                                            by which you wish to receive your
                                            proceeds. Additional materials may
                                            be required. See the section
                                            entitled "Selling Shares in
                                            Writing."
[envelope icon]                        o    The request must be signed
                                            by all of the owners of the shares
                                            and must include the capacity in
                                            which they are signing, if
                                            appropriate.
                                       o    Mail your request by REGULAR mail to
                                            Nvest Funds, P.O. Box 8551, Boston,
                                            MA 02266-8551 or by REGISTERED,
                                            EXPRESS OR CERTIFIED mail to Nvest
                                            Funds, 66 Brooks Drive, Braintree,
                                            MA 02184.
                                       o    Your proceeds (less any applicable
                                            CDSC) will be delivered by the
                                            method chosen in your letter. If you
                                            choose to have your proceeds
                                            delivered by mail, they will
                                            generally be mailed to you on the
                                            business day after the request is
                                            received in good order. You may also
                                            choose to redeem by wire or through
                                            ACH (see below).
--------------------------------------------------------------------------------
BY EXCHANGE
                                       o    Obtain a current prospectus for the
                                            Fund into which you are exchanging
                                            by calling your investment dealer or
                                            Nvest Funds at 800-225-5478.
[exchange icon]                        o    Call  Nvest Funds or visit
                                            www.nvestfunds.com to request an
                                            exchange.
                                       o    See the section entitled "Exchanging
                                            Shares" for more details.
--------------------------------------------------------------------------------
BY WIRE
                                       o    Fill out the "Telephone Withdrawal
                                            and Exchange" and "Bank Information"
                                            sections on your account
                                            application.
[wire icon]                            o    Call Nvest Funds at
                                            800-225-5478, visit
                                            www.nvestfunds.com or indicate in
                                            your redemption request letter (see
                                            above) that you wish to have your
                                            proceeds wired to your bank.
                                       o    Proceeds (less any applicable CDSC)
                                            will generally be wired on the next
                                            business day. A wire fee (currently
                                            $5.00) will be deducted from the
                                            proceeds.
--------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE
                                       o    Ask your bank or credit union
                                            whether it is a member of the ACH
                                            system.
                                       o    Complete the "Telephone Withdrawal
                                            and Exchange" and "Bank Information"
                                            sections on your account
                                            application.
[ACH icon]                             o    If you have not signed
                                            up for the ACH system on your
                                            application, please call Nvest Funds
                                            at 800-225-5478 for a Service
                                            Options Form.
                                       o    Call Nvest Funds or visit
                                            www.nvestfunds.com to request a
                                            redemption through this system.
                                       o    Proceeds (less any applicable CDSC)
                                            will generally arrive at your bank
                                            within three business days.

--------------------------------------------------------------------------------
BY SYSTEMATIC WITHDRAWAL PLAN

                                       Please refer to the section entitled
                                       "Additional Investor Services" or call
                                       Nvest Funds at 800-225-5478 or your
                                       financial representative for information.

[systematic icon]                      Because withdrawal payments may
                                       have tax consequences, you should consult your tax adviser before establishing such a plan.

--------------------------------------------------------------------------------
BY TELEPHONE
                                       o    You may receive your proceeds by
                                            mail, by wire or through ACH (see
                                            above).
                                       o    Call  Nvest Funds at 800-225-5478 to
                                            choose the method you wish to
[telephone icon]                            use to redeem your shares.

FUND SERVICES
-------------
SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

your address of record has been changed within the past 30 days;

you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

a financial representative or securities dealer;

a federal savings bank, cooperative, or other type of bank;

a savings and loan or other thrift institution;

a credit union; or

a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

SELLER (ACCOUNT TYPE)                    REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------
INDIVIDUAL, JOINT, SOLE                    o    The request must include
PROPRIETORSHIP, UGMA/UTMA                       the signatures of all
(MINOR ACCOUNTS)                                persons authorized to
                                                sign, including title, if
                                                applicable.

                                           o    Signature guarantee, if
                                                applicable (see above).

--------------------------------------------------------------------------------
CORPORATE OR ASSOCIATION                   o    The request must include
ACCOUNTS                                        the signatures of all
                                                persons authorized to
                                                sign, including title.

--------------------------------------------------------------------------------
OWNERS OR TRUSTEES OF TRUST                o    The request must include
ACCOUNTS                                        the signatures of all
                                                trustees authorized to
                                                sign, including title.

                                           o    If the names of the
                                                trustees are not
                                                registered on the
                                                account, please provide a
                                                copy of the trust
                                                document certified within
                                                the past 60 days.

                                           o    Signature guarantee, if
                                                applicable (see above).

--------------------------------------------------------------------------------
JOINT TENANCY WHOSE CO-TENANTS             o    The request must include
ARE DECEASED                                    the signatures of all
                                                surviving tenants of the
                                                account.

                                           o    Copy of the death
                                                certificate.

                                           o    Signature guarantee if
                                                proceeds check is issued
                                                to other than the
                                                surviving tenants.

--------------------------------------------------------------------------------
POWER OF ATTORNEY (POA)                    o    The request must include
                                                the signatures of the
                                                attorney-in-fact,
                                                indicating such title.

                                           o    A signature guarantee.

                                           o    Certified copy of the POA
                                                document stating it is
                                                still in full force and
                                                effect, specifying the
                                                exact Fund and account
                                                number, and certified
                                                within 30 days of receipt
                                                of instructions.*

--------------------------------------------------------------------------------
QUALIFIED RETIREMENT BENEFIT               o    The request must include
PLANS (EXCEPT NVEST FUNDS                       the signatures of all
PROTOTYPE DOCUMENTS)                            those authorized to sign,
                                                including title.

                                           o    Signature guarantee, if
                                                applicable (see above).

--------------------------------------------------------------------------------
EXECUTORS OF ESTATES,                      o    The request must include
ADMINISTRATORS, GUARDIANS,                      the signatures of all
CONSERVATORS                                    those authorized to sign,
                                                including capacity.

                                           o    A signature guarantee.

                                           o    Certified copy of court
                                                document where signer
                                                derives authority, E.G.:
                                                Letters of
                                                Administration,
                                                Conservatorship and
                                                Letters Testamentary.*

--------------------------------------------------------------------------------
INDIVIDUAL RETIREMENT ACCOUNTS             o    Additional documentation
(IRAS)                                          and distribution forms
                                                are required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

FUND SERVICES
-------------
EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the SAI for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
----------------------------------

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund:

RESTRICTION                                                 SITUATION
--------------------------------------------------------------------------------
The Fund may suspend the right of          o    When the New York Stock
redemption or postpone payment for              Exchange (the "Exchange") is
more than 7 days:                               closed (other than a
                                                weekend/holiday)

                                           o    During an emergency

                                           o    Any other period permitted by
                                                the SEC
--------------------------------------------------------------------------------
The Fund reserves the right to             o    With a notice of a dispute
suspend account services or refuse              between registered owners
transaction requests:
                                           o    With suspicion/evidence of a
                                                fraudulent act
--------------------------------------------------------------------------------
The Fund may pay the redemption            o    When it is detrimental for the
price in whole or in part by a                  Fund to make cash payments as
distribution in kind of readily                 determined in the sole
marketable securities in lieu of                discretion of the Adviser or
cash or may take up to 7 days to                subadviser
pay a redemption request in order
to raise capital:

--------------------------------------------------------------------------------
The Fund may withhold redemption           o    When redemptions are made
proceeds until the check or funds               within 10 calendar days of
have cleared:                                   purchase by check or ACH of
                                                the shares being redeemed

--------------------------------------------------------------------------------

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

SMALL ACCOUNT REDEMPTION
------------------------

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

FUND SERVICES
HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


NET     TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET = -----------------------------------------------------------------------
VALUE                       NUMBER OF OUTSTANDING SHARES

The net asset value of Fund shares is determined according to this schedule:

A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."



Generally, Fund securities are valued as follows:

EQUITY SECURITIES -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations.

SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

OPTIONS -- last sale price, or if not available, last offering price.

FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

FUND SERVICES
-------------
DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income annually (other than capital gains) in the form of dividends. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Nvest Fund.

o    Receive all distributions in cash.


For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES
----------------

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions. Shareholders should consult their tax advisers about consequences of their investments under foreign laws.

An investment by the Mid Cap Growth Fund in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions which constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax. You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

COMPENSATION TO SECURITIES DEALERS

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

FUND SERVICES
-------------
ADDITIONAL INVESTOR SERVICES


RETIREMENT PLANS

Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or a Money Market Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN

Nvest Funds have an automatic exchange plan under which shares of a class of another Nvest Fund are automatically exchanged each month for shares of the same class of another Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NVEST FUNDS PERSONAL ACCESS LINE(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE

Visit us at WWW.NVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

ELECTRONIC MAIL DELIVERY

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

MATURITY -- The final date on which the payment of a debt instrument (E.G. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (I.E. earnings-to-price ratio).

QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

RULE 144A SECURITIES -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             IF YOU WOULD LIKE MORE INFORMATION ABOUT THE FUND, THE
              FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

              STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides
                  more detailed information about the Fund and
                    their investment limitations and policies,
                     has been filed with the Securities and
                       Exchange Commission ("SEC") and is
                 incorporated into this Prospectus by reference.

          TO ORDER A FREE COPY OF A FUND'S SAI, CONTACT YOUR FINANCIAL
                         REPRESENTATIVE, OR THE FUND AT:

      Nvest Funds Distributor, L.P., 399 Boylston Street, Boston, MA 02116

                             Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                  YOUR FINANCIAL REPRESENTATIVE OR NVEST FUNDS
          WILL ALSO BE HAPPY TO ANSWER YOUR QUESTIONS OR TO PROVIDE ANY
                  ADDITIONAL INFORMATION THAT YOU MAY REQUIRE.

YOU CAN REVIEW AND COPY A FUND'S SAI AT THE PUBLIC REFERENCE ROOM OF THE SEC IN
 WASHINGTON, D.C. TEXT-ONLY COPIES ARE AVAILABLE FREE FROM THE COMMISSION'S WEB
                             SITE AT: WWW.SEC.GOV.

Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by

            writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-0102
                            Telephone: 1-202-942-8090

             NVEST FUNDS DISTRIBUTOR, L.P., AND OTHER FIRMS SELLING
                    SHARES OF NVEST FUNDS ARE MEMBERS OF THE
           NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD). AS
                 A SERVICE TO INVESTORS, THE NASD HAS ASKED THAT
             WE INFORM YOU OF THE AVAILABILITY OF A BROCHURE ON ITS
                 PUBLIC DISCLOSURE PROGRAM. THE PROGRAM PROVIDES
             ACCESS TO INFORMATION ABOUT SECURITIES FIRMS AND THEIR
         REPRESENTATIVES. INVESTORS MAY OBTAIN A COPY BY CONTACTING THE
               NASD AT 800-289-9999 OR BY VISITING THEIR WEB SITE
                                AT WWW.NASDR.COM.

                                   STOCK FUNDS


                              CDC NVEST SELECT FUND

                          CDC NVEST MID CAP GROWTH FUND













                   (Investment Company Act File No. 811-7345)

Supplement dated May 1, 2001 to the Statement of Additional Information -Part II
    dated May 1, 2001 for CDC Nvest Funds Trust I, CDC Nvest Funds Trust II,
           CDC Nvest Funds Trust III and CDC Nvest Companies Trust I


The following information supplements the section in the Trusts' Statement of Additional Information captioned "Distribution Agreements and Rule 12b-1 Plans":

For the period from May 1, 2001 through July 15, 2001, the Distributor may reallow to participating investment dealers 100% of the commissionable sales charge on sales of each of CDC Nvest Select Fund and CDC Nvest Mid Cap Growth Fund's Class A shares. During this period, the Distributor may pay participating investment dealers an additional commission of 0.50% on sales of such Funds' Class B shares and on sales of $1,000,000 or more of such Funds' Class A shares, and an additional 0.25% on sales of such Funds' Class C shares.

For the purpose of the foregoing, "sales" do not include exchanges made at net asset value from another CDC Nvest Fund.




                                                                      SP130-0501

                         SUPPLEMENT DATED MARCH 30, 2001
                  TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND
       STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS REFERENCED BELOW

    Stock Funds                              Money Market Funds
    -----------                              ------------------
    CDC Nvest Select Fund                    Nvest Cash Management Trust -
                                             Money Market Series
    CDC Nvest Mid Cap Growth Fund            Nvest Tax Exempt Money Market Trust

On May 1, 2001, the names of the Distributor, the Investment Adviser and the Money Market Funds will change and on February 14, 2001, the name of the Administrator/Transfer Agent (for all listed funds) changed as follows:

    Former Name                              New Name
    -----------                              --------
    Nvest Funds Distributor, L.P.            CDC IXIS Asset Management
                                               Distributors, L.P.
    Nvest Funds Management, L.P.             CDC IXIS Asset Management

                                               Advisers, L.P.
    Nvest Services Company, Inc.             CDC IXIS Asset Management
                                               Services, Inc.
    Nvest Cash Management Trust              CDC Nvest Cash Management Trust
        - Money Market Series                  - Money Market Series
    Nvest Tax Exempt Money Market Trust      CDC Nvest Tax Exempt Money
                                               Market Trust


                                                                      SP131-0301